Inventory - Schedule of Inventory (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule Of Inventory Abstract
Raw materials	$ 55,568
Finished goods	21,301
Outstanding as at June 30, 2025	$ 76,869	$ 117,242